LEASES - Future Minimum Operating Lease Payments After Adoption, Current Year (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 16	$ 12
2026	15	11
2027	13	10
2028	10	9
2029	2	5
Thereafter	2	3
Total undiscounted minimum lease payments	58	50
Less: discounting minimum lease payments to present value	(4)	(3)
Total discounted minimum lease payments	$ 54	$ 47